Convertible Notes Payable (Details Narrative 4) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Jun. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333		$ 2,050,000		$ 1,000,000
Proceeds from convertible promissory notes	6,505,274				1,000,000
Notes payable, Conversion price (in dollars per share)					$ 1.50
Prohibition to conversion of Note Payable

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

Notes payable, Payment Terms					(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)
Repayments of convertible promissory notes	$ 2,175,000		$ 2,725,904	$ 92,223		$ 125,000